Cover	Mar. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Entity File Number	333-174581
Entity Registrant Name	SOLLENSYS CORP
Entity Central Index Key	0001519177
Entity Tax Identification Number	80-0651816
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2475 Palm Bay Rd. NE
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Palm Bay
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32905
City Area Code	(866)
Local Phone Number	438-7657
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false